Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition [Abstract]
Schedule of fair values of net assets acquired and liabilities assumed
Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$21,993,647

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$8,949,823

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price for acquisition net of $1,935,722 of cash	$12,604,714

Schedule the revenue and net income
Revenue	$50,558,732
Net income	$1,954,516

Revenue	$27,053,149
Net income	$533,006